DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Exchange rate contracts:
Contract/notional amount	£ 3,646,377	£ 4,035,788
Fair value assets	25,834	36,138
Fair value liabilities	26,124	34,924
Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	270,215	360,047
Fair value assets	4,760	8,860
Fair value liabilities	4,950	8,781
Interest rate contract [Member]
Exchange rate contracts:
Contract/notional amount	2,605,087	2,983,137
Fair value assets	18,134	23,050
Fair value liabilities	17,896	22,352
Credit Derivatives [Member]
Exchange rate contracts:
Contract/notional amount	4,568	8,098
Fair value assets	77	381
Fair value liabilities	423	659
Equity And Other Contracts [Member]
Exchange rate contracts:
Contract/notional amount	25,150	43,218
Fair value assets	982	1,135
Fair value liabilities	1,242	1,168
Trading and Other [Member]
Exchange rate contracts:
Contract/notional amount	2,905,020	3,394,500
Fair value assets	23,953	33,426
Fair value liabilities	24,511	32,960
Hedging instruments [member]
Exchange rate contracts:
Contract/notional amount	741,357	641,288
Fair value assets	1,881	2,712
Fair value liabilities	1,613	1,964
Hedging instruments [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount	110,997	195,870
Fair value assets	1,164	1,481
Fair value liabilities	445	759
Hedging instruments [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	630,360	445,418
Fair value assets	717	1,231
Fair value liabilities	1,168	1,205
Spots, Forwards, and Futures [Member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	31,716	38,072
Fair value assets	1,023	1,149
Fair value liabilities	789	1,383
Currency swap contract [member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	223,624	288,441
Fair value assets	3,157	6,903
Fair value liabilities	3,534	6,382
Currency swap contract [member] | Hedging instruments [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount	1,327	1,454
Fair value assets	19	19
Fair value liabilities	38	22
Currency swap contract [member] | Hedging instruments [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	7,310	8,121
Fair value assets	120	417
Fair value liabilities	114	36
Purchased call options [member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	8,191	15,192
Fair value assets	580	808
Purchased call options [member] | Interest rate contract [Member]
Exchange rate contracts:
Contract/notional amount	32,097	39,509
Fair value assets	2,329	3,251
Written put options [member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	6,684	18,342
Fair value liabilities	627	1,016
Written put options [member] | Interest rate contract [Member]
Exchange rate contracts:
Contract/notional amount	32,817	39,847
Fair value liabilities	2,524	3,400
Interest rate swap contract [member] | Interest rate contract [Member]
Exchange rate contracts:
Contract/notional amount	2,264,834	2,160,535
Fair value assets	15,791	19,780
Fair value liabilities	15,364	18,862
Interest rate swap contract [member] | Hedging instruments [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount	109,670	194,416
Fair value assets	1,145	1,462
Fair value liabilities	407	737
Forward Rate Agreements [Member] | Interest rate contract [Member]
Exchange rate contracts:
Contract/notional amount	239,797	628,962
Fair value assets	5	13
Fair value liabilities	1	87
Futures contract [member] | Interest rate contract [Member]
Exchange rate contracts:
Contract/notional amount	35,542	114,284
Fair value assets	9	6
Fair value liabilities	7	3
Futures contract [member] | Hedging instruments [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	73,951	53,115
Fair value liabilities	1	3
Interest rate swap contract [member] | Hedging instruments [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	549,099	384,182
Fair value assets	597	814
Fair value liabilities	£ 1,053	£ 1,166